Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of June 30, 2024 through August 14, 2024, the date the consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying condensed interim consolidated financial statements or disclosure in the notes thereto.

21.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2023 through April 1, 2024, the date the consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto.